Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Summary of income tax provision (benefit)
	For The Years Ended
	December 31,
	2015	2014
Federal:
Current	$-	$-
Deferred	(434,364)	(588,940)

State and local:
Current	-	-
Deferred	(22,664)	(5,949)
	(457,028)	(594,889)
Change in valuation allowance	457,028	594,889
Income tax provision (benefit)	$-	$-

Schedule of components of deferred tax assets and liabilities
	Years Ended December 31,
	2015	2014
Deferred Tax Liability:
Furniture, fixtures, equipment and intangibles	$(18,784)	$(32,089)
Other	-	(27,258)
Warrants	(1,055,849)	(1,039,489)
Debt discount	(424,920)	-
Deferred Tax Assets:
Stock options for services	1,684,668	1,275,925
Net operating loss carry-forward	4,765,793	4,510,554
Derivative liabilities	171,716	-
Reserve for future charge backs and other	50,356	28,309
Valuation allowance	(5,172,980)	(4,715,952)
Net deferred tax assets (liabilities)	$-	$-

Summary of reconciliation of federal income tax provision from continuing operations at statutory rate
	Years Ended December 31,
	2015	2014
Federal income tax benefit at statutory rate	$(441,270)	$(580,257)
Increase (decrease) in income taxes resulting from:
State and local income taxes	(22,667)	204,366
Change in deferred tax asset valuation allowance	457,028	367,359
Non-deductible expenses and other	6,909	8,532
Income Tax Expense	$-	$-